Collaboration Agreements - Additional Information (Detail) - USD ($)	1 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2010	Dec. 31, 2009	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Deferred Revenue, Current				$ 49,595,000	$ 49,730,000	$ 49,595,000
Collaboration revenue, milestone payments received				$ 700,000	700,000	700,000
AbbVie | License Agreement Terms
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Deferred Revenue, Revenue Recognized					21,412,000	21,412,000
Deferred Revenue					39,890,000	61,302,000
Deferred Revenue, Current					21,470,000	21,412,000
AbbVie | License Agreement Terms | Up-front Payment Arrangement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront license fee received		$ 150,000,000
AbbVie | License Agreement Terms | Development Milestone
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaboration revenue, milestone payments received					150,000,000
AbbVie | License Agreement Terms | Commercial Milestones
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaboration revenue, potential milestone payments					50,000,000
AbbVie | Collaborative Arrangement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Deferred Revenue, Revenue Recognized					26,647,000	26,647,000
Deferred Revenue					291,659,000	318,306,000
Deferred Revenue, Current					26,720,000	26,647,000
AbbVie | Collaborative Arrangement | Up-front Payment Arrangement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Up-front collaboration payment received	$ 400,000,000
KHK Agreement | License Agreement Terms
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Deferred Revenue, Revenue Recognized					1,536,000	2,609,000
Deferred Revenue					9,222,000	10,758,000
Deferred Revenue, Current					1,540,000	$ 1,536,000
KHK Agreement | License Agreement Terms | Up-front Payment Arrangement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront license fee received			$ 35,000,000
KHK Agreement | License Agreement Terms | Commercial Milestones
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaboration revenue, potential milestone payments					140,000,000
KHK Agreement | License Agreement Terms | Regulatory And Development Milestone
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaboration revenue, milestone payments received					5,000,000
Collaboration revenue, potential milestone payments					82,000,000
KHK Agreement | License Agreement Terms | Clinical Development Milestones
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaboration revenue, milestone payments received					$ 10,000,000